Segment Reporting Summary Of Information Of Long-Lived Assets In Different Geographic Areas (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment	[1]	$ 513,705	$ 512,841
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		169,301	177,298
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		146,790	147,959
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		3,320	3,547
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		91,022	80,035
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		103,121	103,819
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		$ 151	$ 183

[1]	Long-lived assets represent fixed assets, net of accumulated depreciation.